SUPPLEMENT DATED May 1, 2023

TO THE FOLLOWING INITIAL SUMMARY PROSPECTUSES DATED MAY 1, 2023

New York Life Flexible Premium Variable Annuity III New York Life Premier Advisory Variable Annuity	New York Life Premier Variable Annuity II New York Life Premier Plus Variable Annuity II

AND TO THE FOLLOWING PROSPECTUSES

AND UPDATING SUMMARY PROSPECTUSES

DATED MAY 1, 2023

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Premier Advisory Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premium Plus Elite Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Variable Annuity

New York Life Variable Annuity

New York Life Premier Plus Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019

New York Life Complete Access Variable Annuity	New York Life Complete Access Variable Annuity II

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2009

New York Life Select Variable Annuity

INVESTING IN

NYLIAC Variable Annuity Separate Account I	NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Annuity Separate Account II	NYLIAC Variable Annuity Separate Account IV

This supplement amends the most recent prospectuses, (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity contracts referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your contract. This supplement is not valid unless it is read in conjunction with the Prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to note that, effective May 19, 2023, we are changing the express mailing address for subsequent premium payments and, if applicable, loan repayments that are being sent the NYLIAC Variable Products Service Center (“VPSC”).

Keeping this purpose in mind, please note the following:

As of May 19, 2023, the section in the Prospectuses referring to the addresses for sending subsequent premium payments and, if applicable, loan repayments to the VPSC should be deleted and replaced with the following:

	Regular Mail	Express Mail

Subsequent Premium Payments and loan repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021	NYLIAC c/o Northern Trust Bank 5450 N. Cumberland Avenue Suite 100 Chicago, IL 60656

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010